INVESTMENTS IN CONSUMER LOANS EQUITY METHOD INVESTEES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Apr. 02, 2013 Affilate of Blackstone Tactical Opportunities Advisors LLC	Apr. 02, 2013 Fortress-managed Affiliate	Apr. 02, 2013 Consumer Loan Investees Number	Dec. 31, 2013 Consumer Loan Investees	Dec. 31, 2013 Consumer Loan Investees Class B Asset Backed Notes	Dec. 31, 2013 Consumer Loan Investees Class A Asset Backed Notes
Unpaid principal balance of underlying loans				$ 4,200,000	$ 3,298,769
Number of loans in portfolio				400,000
Acquisitions of investments in consumer loan equity method investees				250,000
Ownership percentage in equity method investees				30.00%	30.00%
Percentage of portfolio co-invested by other parties		23.00%	47.00%	70.00%
Purchase price of portfolio financed by asset-backed notes				2,200,000
Purchase price of portfolio				3,000,000
Interest Rate						4.00%	3.75%
Percentage of UPB of loans against outstanding debt where cash can be released						50.00%	50.00%
Additional asset-backed notes issued and sold, face amount	$ 4,109,329					$ 400,000	$ 1,700,000
Percentage of par at which notes were sold	96.00%
Percentage of cash flows required to be paid against notes when threshold is reached						70.00%	15.00%